CONSOLDIATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Cash flows from operating activities:
Net loss	$ (163,588)	$ (311,333)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expense	2,624	2,455
Option based compensation	194,926	209,437
Non-cash lease expense	24,649	1,986
Changes in operating assets and liabilities:
Accounts receivable	(59,096)	(47,986)
Operating lease liability	(24,649)	(21,986)
Prepaid and other assets	(1,854)	(7,226)
Accounts payable and accrued expense	3,172	59,689
Accrued liability-related party	(73,402)	139,518
Deferred revenue	36,233	56,996
Net cash provided by (used in) operating activities	(60,985)	101,550
Cash flows from financing activities:
Proceeds from loan	15,678	28,717
Net cash provided by financing activities	15,678	28,717
Effect of foreign exchange on cash and cash equivalents	26,317	(13,879)
Net increase (decrease) in cash and cash equivalents	(18,990)	116,879
Cash and cash equivalents- beginning of year	816,798	700,410
Cash and cash equivalents- end of year	797,808	816,798
SUPPLEMENT DISCLOSURES:
Interest paid	0	0
Income taxes paid	0	0
NON MONETARY TRANSACTIONS
Dividends accrued on series B preferred shares	$ 72,625	$ 0